Derivative Instruments and Hedging Activities - Summary of Cross Currency Swap Agreements (Details) - Cross-currency swap agreements $ in Thousands	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 NOK (kr)
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability) $	$ (31,006)
NIBOR | 3.70%
Derivative [Line Items]
Principal Amount	$ 134,000	kr 1,000,000,000
Derivative, Basis Spread on Variable Rate	3.70%	3.70%
Fixed Rate Payable	5.92%	5.92%
Fair Value / Carrying Amount of Asset (Liability) $	$ 17,133
Weighted- Average Remaining Term (Years)	10 months 24 days
NIBOR | 6.00%
Derivative [Line Items]
Principal Amount	$ 146,500	kr 1,200,000,000
Derivative, Basis Spread on Variable Rate	6.00%	6.00%
Fixed Rate Payable	7.72%	7.72%
Fair Value / Carrying Amount of Asset (Liability) $	$ (5,785)
Weighted- Average Remaining Term (Years)	2 years 3 months 18 days
NIBOR | 4.60%
Derivative [Line Items]
Principal Amount	$ 102,000	kr 850,000,000
Derivative, Basis Spread on Variable Rate	4.60%	4.60%
Fixed Rate Payable	7.89%	7.89%
Fair Value / Carrying Amount of Asset (Liability) $	$ (8,088)
Weighted- Average Remaining Term (Years)	4 years 2 months 12 days